Fair Value of Japanese Pension Plan Assets by Asset Category (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	¥ 801,701	¥ 748,345	¥ 694,738
Cash and cash equivalents
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	28,306	24,458
Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	231,537	222,448
Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	6,774	7,961
Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	271,969	257,170
Group Annuities | General Accounts
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	15,891	14,029
Group Annuities | Separate Accounts
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	12,330	12,906
Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	63,271	55,464
Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	177,130	159,855
Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	(5,507)	(5,946)
Level 1
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	464,713	432,919
Level 1 | Cash and cash equivalents
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	28,306	24,458
Level 1 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	231,011	222,184
Level 1 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	5,349	4,766
Level 1 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	199,068	180,841
Level 1 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	627	415
Level 1 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	352	255
Level 2
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	273,437	257,994
Level 2 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	346	4
Level 2 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	1,425	2,173
Level 2 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	72,801	76,329
Level 2 | Group Annuities | General Accounts
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	15,891	14,029
Level 2 | Group Annuities | Separate Accounts
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	12,330	12,906
Level 2 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	176,503	158,754
Level 2 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	(5,859)	(6,201)
Level 3
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	63,551	57,432	29,086
Level 3 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	180	260
Level 3 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		1,022
Level 3 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	100
Level 3 | Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets	63,271	55,464	28,444
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Fair value of plan assets		¥ 686